SCHEDULE OF RECONCILIATION FOR RECURRING FAIR VALUE MEASUREMENTS OF FAIR VALUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Short-term investments, January 1	¥ 422,559	¥ 412,031	¥ 127,514
Purchase/Issue	222,036	28,187	357,142
Sell / Exercise	357,825	24,663	70,306
Included in earnings	11,859	563
Included in other comprehensive loss
Foreign currency translation adjustment included in other comprehensive loss	(7,349)	6,441	(2,320)
Short-term investments, December 31	¥ 291,280	¥ 422,559	¥ 412,031